Borrowings (Tables)	6 Months Ended
Dec. 31, 2022
Borrowings [Abstract]
Components of Borrowings

	31 Dec 2022	30 June 2022
	$'000	$'000

Current liabilities
Mining hardware finance	103,398	61,988
Capitalized borrowing costs - mining hardware finance	(1,546)	(1,774)
Mining hardware finance accrued interest	8,738	189
Lease liability	128	81

	110,718	60,484

Non-current liabilities
Mining hardware finance	-	47,421
Capitalized borrowing costs - mining hardware finance	-	(803)
Lease liability	1,261	1,185

	1,261	47,803

	111,979	108,287